Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Current Receivables [Abstract]
Schedule of Accounts Receivable

The Corporation’s accounts receivable balances at December 31, 2018 and December 31, 2017 consist of the following;

	As at December 31,
In thousands of U.S. Dollars	2018	2017
Balances held with processors	92,971	75,147
Balances due from live events	13,983	10,260
VAT receivable	11,029	6,684
Other receivables	18,364	8,318
Total accounts receivable balance	136,347	100,409
Long-term VAT receivable	14,906	11,818
Total non-current receivable balance	14,906	11,818